Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 45,927	$ 51,072	$ 96,567	$ 69,524	$ 54,658
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of original issue discount - early debt extinguishment	2,437
Write-off of deferred financing fees - early debt extinguishment	17,418
Depreciation expense	19,085	18,821	39,206	36,906	31,562
Amortization of intangible assets	3,806	4,051	7,787	9,759	10,891
Amortization of deferred financing fees	1,401	2,124	4,282	4,104	3,907
Amortization of original issue discount	235	201	412	374	339
Increase in provision for inventory losses	8,847	5,943	16,250	11,151	14,406
Non-cash stock-based compensation	2,215	1,576	3,169	2,855	2,594
(Decrease) increase in provision for losses on accounts receivable	180	(662)	(811)	(2,540)	253
(Increase) decrease in net deferred taxes			(8,132)	21,431	24,371
Changes in assets and liabilities:
Decrease (increase) in receivables	831	2,671	(8,809)	(3,428)	(5,131)
Increase in inventory, net	(40,884)	(31,695)	(26,324)	(15,661)	(48,248)
Decrease (increase) in other working capital	(9,781)	5,374	6,454	6,725	(15,796)
(Decrease) increase in accounts payable	30,158	24,052	2,705	(28,119)	22,075
Decrease in interest payable	(11,369)	(1,264)	(1,180)	(1,193)	(2,365)
Increase (decrease) in accrued liabilities	9,011	4,351	9,924	2,083	(16,151)
Net cash provided by operating activities	79,517	86,615	141,500	113,971	77,365
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(16,455)	(13,675)	(32,522)	(28,682)	(48,666)
Merger of the Company (Note 1)			(3,096)	(11,268)	(10,842)
Franchise store conversions	284	64	177	239	404
Investment in joint ventures	(1,020)
Acquisition of intangibles					(1,000)
Store acquisition costs	(686)	(240)	(632)	(2,463)	(321)
Net cash used in investing activities	(17,877)	(13,851)	(36,073)	(42,174)	(60,425)
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of preferred stock			33		775
Repurchase of Class A preferred stock	(223,107)
Issuance of Class A common stock	237,253	90	200		2,288
Purchase of treasury shares				(1,065)	(1,863)
Redemption of Senior Toggle Notes	(300,000)
Redemption of Senior Subordinated Notes	(110,000)
Proceeds from exercised stock options	3,325
Tax benefit from exercise of stock options	1,612
Payments on long-term debt	(783)	(966)	(1,721)	(19,952)	(7,974)
Financing fees	(17,346)			(45)
Net cash used in financing activities	(157,228)	(876)	(1,488)	(26,437)	(1,399)
Effect of exchange rate on cash and cash equivalents	(344)	72	15	249	(56)
Net increase (decrease) in cash and cash equivalents	(95,932)	71,960	103,954	45,609	15,485
Beginning balance, cash and cash equivalents	193,902	89,948	89,948	44,339	28,854
Ending balance, cash and cash equivalents	97,970	161,908	193,902	89,948	44,339
2011 Senior Credit Facility
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from (Payments on) revolving credit facility	$ 1,196,200			$ (5,375)	$ 5,375